STATEMENT OF CHANGES IN SHAREHOLDERS DEFICIT (Parenthetical)	9 Months Ended
Dec. 31, 2021 shares
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Sale of Private Placement Shares	1,060,000